Organization and Nature of Operations (Details) - $ / shares	Sep. 30, 2025	Sep. 30, 2024	Aug. 31, 2019	Aug. 22, 2019
Organization and Nature of Operations [Line Items]
Ordinary shares authorized	250,000,000	250,000,000
Ordinary shares, par value	$ 0.0002	$ 0.0002
Ordinary shares issued	14,299,182	14,279,182
Ordinary shares outstanding	14,299,182	14,279,182
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized	50,000
Ordinary shares, par value	$ 1
Huadi International [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares authorized	250,000,000
Ordinary shares, par value	$ 0.0002
Ordinary shares issued	14,299,182
Ordinary shares outstanding	14,299,182
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations [Line Items]
Interest rate	99.00%		5.00%	94.00%
Di Wang [Member]
Organization and Nature of Operations [Line Items]
Interest rate	1.00%